Shareholders' Equity - Regulatory Capital Ratios (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement	4.50%	4.00%
Tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement	6.00%	5.50%
Total risk-based capital as a percent of risk-weighted assets - Minimum capital ratio requirement	8.00%	8.00%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Minimum capital ratio requirement	4.00%	4.00%
Common equity tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement	6.50%
Tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement	8.00%	6.00%
Total risk-based capital as a percent of risk-weighted assets - Well capitalized ratio requirement	10.00%	10.00%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Well capitalized ratio requirement	5.00%	5.00%
Basel III Transitional Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	$ 38,431	$ 36,020
Total risk-based capital	45,313	43,208
Risk-weighted assets	341,360	317,398
Basel III transitional advanced approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	38,431	36,020
Total risk-based capital	42,262	40,475
Risk-weighted assets	261,668	248,596
U.S. Bancorp [Member] | Basel III Transitional Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	32,612	30,856
Tier 1 capital	38,431	36,020
Total risk-based capital	45,313	43,208
Risk-weighted assets	$ 341,360	$ 317,398
Common equity tier 1 capital as a percent of risk-weighted assets	9.60%	9.70%
Tier 1 capital as a percent of risk-weighted assets	11.30%	11.30%
Total risk-based capital as a percent of risk-weighted assets	13.30%	13.60%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	9.50%	9.30%
U.S. Bancorp [Member] | Basel III transitional advanced approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 32,612	$ 30,856
Tier 1 capital	38,431	36,020
Total risk-based capital	42,262	40,475
Risk-weighted assets	$ 261,668	$ 248,596
Common equity tier 1 capital as a percent of risk-weighted assets	12.50%	12.40%
Tier 1 capital as a percent of risk-weighted assets	14.70%	14.50%
Total risk-based capital as a percent of risk-weighted assets	16.20%	16.30%
U.S. Bank National Association [Member] | Basel III Transitional Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 33,831	$ 32,381
Tier 1 capital	34,148	32,789
Total risk-based capital	41,112	40,008
Risk-weighted assets	$ 336,938	$ 313,261
Common equity tier 1 capital as a percent of risk-weighted assets	10.00%	10.30%
Tier 1 capital as a percent of risk-weighted assets	10.10%	10.50%
Total risk-based capital as a percent of risk-weighted assets	12.20%	12.80%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	8.50%	8.60%
U.S. Bank National Association [Member] | Basel III transitional advanced approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 33,831	$ 32,381
Tier 1 capital	34,148	32,789
Total risk-based capital	38,090	37,299
Risk-weighted assets	$ 258,207	$ 245,007
Common equity tier 1 capital as a percent of risk-weighted assets	13.10%	13.20%
Tier 1 capital as a percent of risk-weighted assets	13.20%	13.40%
Total risk-based capital as a percent of risk-weighted assets	14.80%	15.20%